February 9, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 6010

Washington, D.C. 20549

RE:         CBOE Holdings, Inc. Registration Statement on Form S-4

Ladies and Gentlemen:

Submitted herewith through the facilities of EDGAR for filing under the Securities Act of 1933 is a Registration Statement on Form S-4 relating to the issuance of Class A Common Stock, par value $0.01 per share (the “Class A Common Stock”), of CBOE Holdings, Inc., a Delaware corporation (“CBOE Holdings”) in connection with the restructuring of the Chicago Board Options Exchange, Incorporated, a Delaware membership corporation (the “CBOE”), as described in the Registration Statement. In the proposed restructuring transaction, CBOE Holdings will issue its Class A Common Stock to the then current members of the CBOE in exchange for their outstanding memberships in the CBOE. Following the restructuring transaction, CBOE Holdings will hold all of the outstanding common stock of the CBOE, which will continue to function as a self-regulatory organization under the Securities Exchange Act of 1934 and to operate its securities exchange business. Following the restructuring transaction, physical and electronic access to the trading facilities of the CBOE will no longer be an inherent right of ownership of the CBOE, but will be made available to individuals and organizations who obtain trading permits of the CBOE.

In addition to the current filing by CBOE Holdings, the CBOE has made and will make certain filings with the SEC, including filings with SEC’s Division of Market Regulation that will address (i) the changes to be made to the CBOE’s certificate of incorporation, Constitution and Rules in order to effect the proposed restructuring transaction, (ii) the new CBOE Holdings certificate of incorporation and bylaws that will be effective upon completion of the restructuring transaction and (iii) the specific rules to be adopted relating to trading access and the trading permits to be issued in connection therewith. As the CBOE’s discussions with the Division of Market Regulation proceed, CBOE Holdings will need to amend its Registration Statement to reflect possible modifications, if any, that result from those discussions and to augment disclosure where necessary to better describe the specifics of these rule filings.

Please call me once an examiner has been assigned to review the registration statement so that I can be sure to direct courtesy copies to him or her as soon as possible. Also, please feel free to contact me if you have any questions or if you need anything further.

Sincerely,

/s/ Richard T. Miller